Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.2%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	314,787	11,911,540
CenturyLink, Inc.	42,294	527,829
Verizon Communications, Inc.	178,182	10,755,066
Total		23,194,435
Entertainment 1.8%
Activision Blizzard, Inc.	33,048	1,748,900
Electronic Arts, Inc.(a)	12,694	1,241,727
Netflix, Inc.(a)	18,865	5,048,651
Take-Two Interactive Software, Inc.(a)	4,876	611,158
Viacom, Inc., Class B	15,252	366,505
Walt Disney Co. (The)	77,605	10,113,484
Total		19,130,425
Interactive Media & Services 4.8%
Alphabet, Inc., Class A(a)	12,899	15,751,485
Alphabet, Inc., Class C(a)	13,017	15,867,723
Facebook, Inc., Class A(a)	103,641	18,456,389
TripAdvisor, Inc.(a)	4,526	175,066
Twitter, Inc.(a)	33,300	1,371,960
Total		51,622,623
Media 1.4%
CBS Corp., Class B Non Voting	14,099	569,177
Charter Communications, Inc., Class A(a)	6,969	2,872,064
Comcast Corp., Class A	195,391	8,808,226
Discovery, Inc., Class A(a)	6,805	181,217
Discovery, Inc., Class C(a)	14,951	368,094
DISH Network Corp., Class A(a)	10,367	353,204
Fox Corp., Class A	15,273	481,634
Fox Corp., Class B	6,999	220,748
Interpublic Group of Companies, Inc. (The)	16,683	359,686
News Corp., Class A	16,614	231,267
News Corp., Class B	5,249	75,034
Omnicom Group, Inc.	9,370	733,671
Total		15,254,022
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(a)	13,620	1,072,847
Total Communication Services		110,274,352
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	11,040	965,117
BorgWarner, Inc.	8,900	326,452
Total		1,291,569
Automobiles 0.4%
Ford Motor Co.	168,831	1,546,492
General Motors Co.	54,125	2,028,605
Harley-Davidson, Inc.	6,748	242,726
Total		3,817,823
Distributors 0.1%
Genuine Parts Co.	6,290	626,421
LKQ Corp.(a)	13,282	417,719
Total		1,044,140
Diversified Consumer Services 0.0%
H&R Block, Inc.	8,650	204,313
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	17,250	753,997
Chipotle Mexican Grill, Inc.(a)	1,095	920,315
Darden Restaurants, Inc.	5,291	625,502
Hilton Worldwide Holdings, Inc.	12,361	1,150,933
Marriott International, Inc., Class A	11,779	1,464,954
McDonald’s Corp.	32,716	7,024,452
MGM Resorts International	22,465	622,730
Norwegian Cruise Line Holdings Ltd.(a)	9,288	480,840
Royal Caribbean Cruises Ltd.	7,400	801,642
Starbucks Corp.	51,571	4,559,908
Wynn Resorts Ltd.	4,171	453,471
Yum! Brands, Inc.	13,106	1,486,614
Total		20,345,358
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	14,498	764,190
Garmin Ltd.	6,221	526,857
Leggett & Platt, Inc.	5,662	231,802
Lennar Corp., Class A	12,253	684,330
Mohawk Industries, Inc.(a)	2,578	319,852
Newell Brands, Inc.	16,413	307,251
NVR, Inc.(a)	150	557,603
PulteGroup, Inc.	11,104	405,851
Whirlpool Corp.	2,735	433,115
Total		4,230,851
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.(a)	17,898	31,069,317
Booking Holdings, Inc.(a)	1,835	3,601,389
eBay, Inc.	33,964	1,323,917
Expedia Group, Inc.	6,025	809,820
Total		36,804,443
Leisure Products 0.1%
Hasbro, Inc.	5,058	600,334
Multiline Retail 0.6%
Dollar General Corp.	11,078	1,760,737
Dollar Tree, Inc.(a)	10,197	1,164,090
Kohl’s Corp.	6,852	340,270
Macy’s, Inc.	13,310	206,837
Nordstrom, Inc.	4,603	154,983
Target Corp.	22,013	2,353,410
Total		5,980,327
Specialty Retail 2.3%
Advance Auto Parts, Inc.	3,077	508,936
AutoZone, Inc.(a)	1,053	1,142,105
Best Buy Co., Inc.	9,996	689,624
CarMax, Inc.(a)	7,129	627,352
Gap, Inc. (The)	9,225	160,146
Home Depot, Inc. (The)	47,177	10,946,008
L Brands, Inc.	10,005	195,998
Lowe’s Companies, Inc.	33,249	3,656,060
O’Reilly Automotive, Inc.(a)	3,301	1,315,481
Ross Stores, Inc.	15,711	1,725,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Tiffany & Co.	4,679	433,416
TJX Companies, Inc. (The)	52,079	2,902,883
Tractor Supply Co.	5,136	464,500
Ulta Beauty, Inc.(a)	2,532	634,646
Total		25,403,008
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	6,527	216,435
Hanesbrands, Inc.	15,578	238,655
Nike, Inc., Class B	53,929	5,065,012
PVH Corp.	3,191	281,542
Ralph Lauren Corp.	2,236	213,471
Tapestry, Inc.	12,353	321,795
Under Armour, Inc., Class A(a)	8,104	161,594
Under Armour, Inc., Class C(a)	8,368	151,712
VF Corp.	14,065	1,251,644
Total		7,901,860
Total Consumer Discretionary		107,624,026
Consumer Staples 7.5%
Beverages 1.9%
Brown-Forman Corp., Class B	7,844	492,446
Coca-Cola Co. (The)	165,793	9,025,771
Constellation Brands, Inc., Class A	7,209	1,494,282
Molson Coors Brewing Co., Class B	8,093	465,347
Monster Beverage Corp.(a)	16,667	967,686
PepsiCo, Inc.	60,236	8,258,356
Total		20,703,888
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	18,943	5,457,668
Kroger Co. (The)	34,417	887,270
Sysco Corp.	22,107	1,755,296
Walgreens Boots Alliance, Inc.	32,684	1,807,752
Walmart, Inc.	61,266	7,271,049
Total		17,179,035
Food Products 1.2%
Archer-Daniels-Midland Co.	23,993	985,393
Campbell Soup Co.	7,269	341,062
ConAgra Foods, Inc.	20,958	642,991
General Mills, Inc.	25,995	1,432,844

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hershey Co. (The)	6,421	995,191
Hormel Foods Corp.	11,965	523,229
JM Smucker Co. (The)	4,912	540,418
Kellogg Co.	10,709	689,124
Kraft Heinz Co. (The)	26,804	748,770
Lamb Weston Holdings, Inc.	6,278	456,536
McCormick & Co., Inc.	5,305	829,172
Mondelez International, Inc., Class A	62,123	3,436,644
Tyson Foods, Inc., Class A	12,697	1,093,720
Total		12,715,094
Household Products 1.8%
Church & Dwight Co., Inc.	10,649	801,231
Clorox Co. (The)	5,421	823,287
Colgate-Palmolive Co.	36,963	2,717,150
Kimberly-Clark Corp.	14,830	2,106,601
Procter & Gamble Co. (The)	107,815	13,410,030
Total		19,858,299
Personal Products 0.2%
Coty, Inc., Class A	12,668	133,140
Estee Lauder Companies, Inc. (The), Class A	9,526	1,895,198
Total		2,028,338
Tobacco 0.8%
Altria Group, Inc.	80,480	3,291,632
Philip Morris International, Inc.	67,027	5,089,360
Total		8,380,992
Total Consumer Staples		80,865,646
Energy 4.5%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.	27,964	648,765
Halliburton Co.	37,733	711,267
Helmerich & Payne, Inc.	4,719	189,090
National Oilwell Varco, Inc.	16,627	352,493
Schlumberger Ltd.	59,577	2,035,746
TechnipFMC PLC	18,077	436,379
Total		4,373,740
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.1%
Apache Corp.	16,197	414,643
Cabot Oil & Gas Corp.	18,026	316,717
Chevron Corp.	81,781	9,699,226
Cimarex Energy Co.	4,368	209,402
Concho Resources, Inc.	8,667	588,489
ConocoPhillips Co.	47,822	2,724,897
Devon Energy Corp.	17,410	418,885
Diamondback Energy, Inc.	7,023	631,438
EOG Resources, Inc.	24,997	1,855,277
Exxon Mobil Corp.	182,276	12,870,508
Hess Corp.	11,145	674,050
HollyFrontier Corp.	6,523	349,894
Kinder Morgan, Inc.	83,875	1,728,664
Marathon Oil Corp.	34,635	424,971
Marathon Petroleum Corp.	28,357	1,722,688
Noble Energy, Inc.	20,605	462,788
Occidental Petroleum Corp.	38,536	1,713,696
ONEOK, Inc.	17,791	1,311,019
Phillips 66	19,322	1,978,573
Pioneer Natural Resources Co.	7,197	905,167
Valero Energy Corp.	17,855	1,521,960
Williams Companies, Inc. (The)	52,211	1,256,197
Total		43,779,149
Total Energy		48,152,889
Financials 12.7%
Banks 5.4%
Bank of America Corp.	360,905	10,527,599
BB&T Corp.	33,005	1,761,477
Citigroup, Inc.	97,323	6,723,073
Citizens Financial Group, Inc.	19,260	681,226
Comerica, Inc.	6,436	424,712
Fifth Third Bancorp	31,468	861,594
First Republic Bank	7,250	701,075
Huntington Bancshares, Inc.	44,709	637,997
JPMorgan Chase & Co.	137,750	16,211,798
KeyCorp	43,221	771,063
M&T Bank Corp.	5,755	909,117
People’s United Financial, Inc.	17,180	268,609

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PNC Financial Services Group, Inc. (The)	19,183	2,688,689
Regions Financial Corp.	42,987	680,054
SunTrust Banks, Inc.	19,128	1,316,006
SVB Financial Group(a)	2,218	463,451
U.S. Bancorp	61,772	3,418,463
Wells Fargo & Co.	172,735	8,712,753
Zions Bancorp	7,622	339,332
Total		58,098,088
Capital Markets 2.6%
Affiliated Managers Group, Inc.	2,177	181,453
Ameriprise Financial, Inc.(b)	5,639	829,497
Bank of New York Mellon Corp. (The)	36,953	1,670,645
BlackRock, Inc.	5,063	2,256,275
Cboe Global Markets, Inc.	4,815	553,292
Charles Schwab Corp. (The)	50,115	2,096,310
CME Group, Inc.	15,430	3,260,976
E*TRADE Financial Corp.	10,332	451,405
Franklin Resources, Inc.	12,148	350,591
Goldman Sachs Group, Inc. (The)	13,937	2,888,165
Intercontinental Exchange, Inc.	24,140	2,227,398
Invesco Ltd.	16,600	281,204
MarketAxess Holdings, Inc.	1,630	533,825
Moody’s Corp.	7,009	1,435,654
Morgan Stanley	54,112	2,308,959
MSCI, Inc.	3,651	795,005
Nasdaq, Inc.	4,969	493,670
Northern Trust Corp.	9,260	864,143
Raymond James Financial, Inc.	5,328	439,347
S&P Global, Inc.	10,610	2,599,238
State Street Corp.	16,046	949,763
T. Rowe Price Group, Inc.	10,145	1,159,066
Total		28,625,881
Consumer Finance 0.7%
American Express Co.	29,310	3,466,787
Capital One Financial Corp.	20,260	1,843,255
Discover Financial Services	13,712	1,111,906
Synchrony Financial	26,293	896,328
Total		7,318,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	84,478	17,573,113
Insurance 2.4%
Aflac, Inc.	31,894	1,668,694
Allstate Corp. (The)	14,182	1,541,300
American International Group, Inc.	37,477	2,087,469
Aon PLC	10,162	1,967,058
Arthur J Gallagher & Co.	8,019	718,262
Assurant, Inc.	2,637	331,787
Chubb Ltd.	19,630	3,169,067
Cincinnati Financial Corp.	6,547	763,839
Everest Re Group Ltd.	1,757	467,520
Globe Life, Inc.	4,325	414,162
Hartford Financial Services Group, Inc. (The)	15,575	944,001
Lincoln National Corp.	8,625	520,260
Loews Corp.	11,206	576,885
Marsh & McLennan Companies, Inc.	21,810	2,182,091
MetLife, Inc.	34,286	1,616,928
Principal Financial Group, Inc.	11,171	638,311
Progressive Corp. (The)	25,184	1,945,464
Prudential Financial, Inc.	17,321	1,558,024
Travelers Companies, Inc. (The)	11,222	1,668,599
Unum Group	8,984	267,004
Willis Towers Watson PLC	5,554	1,071,755
Total		26,118,480
Total Financials		137,733,838
Health Care 13.4%
Biotechnology 2.1%
AbbVie, Inc.	63,696	4,823,061
Alexion Pharmaceuticals, Inc.(a)	9,663	946,394
Amgen, Inc.	25,835	4,999,331
Biogen, Inc.(a)	7,942	1,849,057
Celgene Corp.(a)	30,534	3,032,026
Gilead Sciences, Inc.	54,561	3,458,076
Incyte Corp.(a)	7,693	571,051
Regeneron Pharmaceuticals, Inc.(a)	3,440	954,256
Vertex Pharmaceuticals, Inc.(a)	11,070	1,875,480
Total		22,508,732

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	76,141	6,370,717
ABIOMED, Inc.(a)	1,958	348,309
Align Technology, Inc.(a)	3,133	566,822
Baxter International, Inc.	21,997	1,924,078
Becton Dickinson and Co.	11,625	2,940,660
Boston Scientific Corp.(a)	60,010	2,441,807
Cooper Companies, Inc. (The)	2,138	634,986
Danaher Corp.	27,507	3,972,836
Dentsply Sirona, Inc.	9,653	514,601
Edwards Lifesciences Corp.(a)	8,959	1,970,174
Hologic, Inc.(a)	11,517	581,493
IDEXX Laboratories, Inc.(a)	3,705	1,007,501
Intuitive Surgical, Inc.(a)	4,968	2,682,372
Medtronic PLC	57,799	6,278,127
ResMed, Inc.	6,194	836,871
Stryker Corp.	13,823	2,989,915
Teleflex, Inc.	1,990	676,103
Varian Medical Systems, Inc.(a)	3,924	467,309
Zimmer Biomet Holdings, Inc.	8,843	1,213,879
Total		38,418,560
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	6,548	539,097
Anthem, Inc.	11,023	2,646,622
Cardinal Health, Inc.	12,841	605,967
Centene Corp.(a)	17,818	770,807
Cigna Corp.	16,272	2,469,927
CVS Health Corp.	56,025	3,533,497
DaVita, Inc.(a)	4,175	238,267
HCA Healthcare, Inc.	11,462	1,380,254
Henry Schein, Inc.(a)	6,387	405,574
Humana, Inc.	5,819	1,487,744
Laboratory Corp. of America Holdings(a)	4,212	707,616
McKesson Corp.	7,968	1,088,907
Quest Diagnostics, Inc.	5,799	620,667
UnitedHealth Group, Inc.	40,829	8,872,958
Universal Health Services, Inc., Class B	3,499	520,476
WellCare Health Plans, Inc.(a)	2,169	562,140
Total		26,450,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Cerner Corp.	13,715	934,952
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	13,333	1,021,708
Illumina, Inc.(a)	6,328	1,925,104
IQVIA Holdings, Inc.(a)	7,847	1,172,185
Mettler-Toledo International, Inc.(a)	1,056	743,846
PerkinElmer, Inc.	4,790	407,964
Thermo Fisher Scientific, Inc.	17,249	5,024,116
Waters Corp.(a)	2,881	643,126
Total		10,938,049
Pharmaceuticals 4.3%
Allergan PLC	14,130	2,377,938
Bristol-Myers Squibb Co.	70,469	3,573,483
Eli Lilly & Co.	36,605	4,093,537
Johnson & Johnson	113,698	14,710,247
Merck & Co., Inc.	110,302	9,285,222
Mylan NV(a)	22,226	439,630
Nektar Therapeutics(a)	7,553	137,578
Perrigo Co. PLC	5,863	327,683
Pfizer, Inc.	238,275	8,561,221
Zoetis, Inc.	20,569	2,562,692
Total		46,069,231
Total Health Care		145,320,044
Industrials 9.2%
Aerospace & Defense 2.7%
Arconic, Inc.	16,686	433,836
Boeing Co. (The)	23,033	8,763,365
General Dynamics Corp.	10,075	1,841,005
Huntington Ingalls Industries, Inc.	1,782	377,410
L3 Harris Technologies, Inc.	9,617	2,006,491
Lockheed Martin Corp.	10,704	4,175,202
Northrop Grumman Corp.	6,782	2,541,826
Raytheon Co.	12,002	2,354,672
Textron, Inc.	9,909	485,145
TransDigm Group, Inc.	2,136	1,112,151
United Technologies Corp.	34,944	4,770,555
Total		28,861,658

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,831	494,352
Expeditors International of Washington, Inc.	7,355	546,403
FedEx Corp.	10,340	1,505,194
United Parcel Service, Inc., Class B	30,086	3,604,905
Total		6,150,854
Airlines 0.4%
Alaska Air Group, Inc.	5,311	344,737
American Airlines Group, Inc.	17,068	460,324
Delta Air Lines, Inc.	24,928	1,435,853
Southwest Airlines Co.	20,836	1,125,352
United Airlines Holdings, Inc.(a)	9,514	841,133
Total		4,207,399
Building Products 0.3%
Allegion PLC	4,018	416,466
AO Smith Corp.	5,965	284,590
Fortune Brands Home & Security, Inc.	6,024	329,513
Johnson Controls International PLC	34,279	1,504,505
Masco Corp.	12,468	519,666
Total		3,054,740
Commercial Services & Supplies 0.4%
Cintas Corp.	3,578	959,262
Copart, Inc.(a)	8,685	697,666
Republic Services, Inc.	9,116	788,990
Rollins, Inc.	6,069	206,771
Waste Management, Inc.	16,811	1,933,265
Total		4,585,954
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	5,834	533,811
Quanta Services, Inc.	6,123	231,449
Total		765,260
Electrical Equipment 0.5%
AMETEK, Inc.	9,833	902,866
Eaton Corp. PLC	18,097	1,504,765
Emerson Electric Co.	26,500	1,771,790
Rockwell Automation, Inc.	5,036	829,933
Total		5,009,354
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.3%
3M Co.	24,785	4,074,654
General Electric Co.	375,966	3,361,136
Honeywell International, Inc.	30,996	5,244,523
Roper Technologies, Inc.	4,484	1,598,995
Total		14,279,308
Machinery 1.5%
Caterpillar, Inc.	24,241	3,061,881
Cummins, Inc.	6,795	1,105,343
Deere & Co.	13,569	2,288,819
Dover Corp.	6,264	623,644
Flowserve Corp.	5,648	263,818
Fortive Corp.	12,723	872,289
IDEX Corp.	3,270	535,888
Illinois Tool Works, Inc.	12,679	1,984,137
Ingersoll-Rand PLC	10,408	1,282,370
PACCAR, Inc.	14,925	1,044,899
Parker-Hannifin Corp.	5,532	999,134
Pentair PLC	7,244	273,823
Snap-On, Inc.	2,377	372,095
Stanley Black & Decker, Inc.	6,537	944,008
Wabtec Corp.	7,850	564,101
Xylem, Inc.	7,755	617,453
Total		16,833,702
Professional Services 0.3%
Equifax, Inc.	5,212	733,172
IHS Markit Ltd.(a)	17,284	1,155,954
Nielsen Holdings PLC	15,318	325,507
Robert Half International, Inc.	5,065	281,918
Verisk Analytics, Inc.	7,043	1,113,780
Total		3,610,331
Road & Rail 0.9%
CSX Corp.	34,381	2,381,572
JB Hunt Transport Services, Inc.	3,676	406,749
Kansas City Southern	4,331	576,066
Norfolk Southern Corp.	11,345	2,038,243
Union Pacific Corp.	30,348	4,915,769
Total		10,318,399

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	24,706	807,145
United Rentals, Inc.(a)	3,327	414,677
W.W. Grainger, Inc.	1,909	567,260
Total		1,789,082
Total Industrials		99,466,041
Information Technology 21.6%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	2,344	560,028
Cisco Systems, Inc.	182,888	9,036,496
F5 Networks, Inc.(a)	2,588	363,407
Juniper Networks, Inc.	14,898	368,726
Motorola Solutions, Inc.	7,133	1,215,535
Total		11,544,192
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	12,815	1,236,647
CDW Corp.	6,230	767,785
Corning, Inc.	33,635	959,270
FLIR Systems, Inc.	5,842	307,231
IPG Photonics Corp.(a)	1,539	208,688
Keysight Technologies, Inc.(a)	8,078	785,586
TE Connectivity Ltd.	14,471	1,348,408
Total		5,613,615
IT Services 5.4%
Accenture PLC, Class A	27,453	5,280,585
Akamai Technologies, Inc.(a)	7,109	649,620
Alliance Data Systems Corp.	1,764	226,021
Automatic Data Processing, Inc.	18,696	3,017,908
Broadridge Financial Solutions, Inc.	4,922	612,444
Cognizant Technology Solutions Corp., Class A	23,795	1,434,006
DXC Technology Co.	11,289	333,026
Fidelity National Information Services, Inc.	26,432	3,509,112
Fiserv, Inc.(a)	24,589	2,547,175
FleetCor Technologies, Inc.(a)	3,734	1,070,837
Gartner, Inc.(a)	3,886	555,659
Global Payments, Inc.	12,927	2,055,393
International Business Machines Corp.	38,161	5,549,373
Jack Henry & Associates, Inc.	3,318	484,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Leidos Holdings, Inc.	5,820	499,822
MasterCard, Inc., Class A	38,465	10,445,940
Paychex, Inc.	13,773	1,139,991
PayPal Holdings, Inc.(a)	50,694	5,251,391
VeriSign, Inc.(a)	4,492	847,326
Visa, Inc., Class A	74,394	12,796,512
Western Union Co. (The)	18,261	423,107
Total		58,729,576
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.(a)	46,768	1,355,804
Analog Devices, Inc.	15,913	1,777,960
Applied Materials, Inc.	39,796	1,985,820
Broadcom, Inc.	17,147	4,733,772
Intel Corp.	190,847	9,834,346
KLA Corp.	6,861	1,093,987
Lam Research Corp.	6,228	1,439,353
Maxim Integrated Products, Inc.	11,687	676,794
Microchip Technology, Inc.	10,253	952,606
Micron Technology, Inc.(a)	47,552	2,037,603
NVIDIA Corp.	26,239	4,567,423
Qorvo, Inc.(a)	5,070	375,890
QUALCOMM, Inc.	52,370	3,994,784
Skyworks Solutions, Inc.	7,396	586,133
Texas Instruments, Inc.	40,224	5,198,550
Xilinx, Inc.	10,878	1,043,200
Total		41,654,025
Software 6.5%
Adobe, Inc.(a)	20,910	5,776,388
ANSYS, Inc.(a)	3,627	802,873
Autodesk, Inc.(a)	9,463	1,397,685
Cadence Design Systems, Inc.(a)	12,073	797,784
Citrix Systems, Inc.	5,304	511,942
Fortinet, Inc.(a)	6,118	469,618
Intuit, Inc.	11,206	2,980,124
Microsoft Corp.	328,935	45,731,833
Oracle Corp.	94,849	5,219,540
Salesforce.com, Inc.(a)	37,780	5,608,063

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Symantec Corp.	24,496	578,840
Synopsys, Inc.(a)	6,471	888,145
Total		70,762,835
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.(c)	183,003	40,987,182
Hewlett Packard Enterprise Co.	56,245	853,237
HP, Inc.	63,837	1,207,796
NetApp, Inc.	10,246	538,018
Seagate Technology PLC	10,199	548,604
Western Digital Corp.	12,749	760,350
Xerox Holdings Corp.	8,195	245,112
Total		45,140,299
Total Information Technology		233,444,542
Materials 2.7%
Chemicals 1.9%
Air Products & Chemicals, Inc.	9,492	2,105,895
Albemarle Corp.	4,566	317,428
Celanese Corp., Class A	5,334	652,295
CF Industries Holdings, Inc.	9,404	462,677
Corteva, Inc.	32,264	903,392
Dow, Inc.	32,014	1,525,467
DuPont de Nemours, Inc.	32,113	2,289,978
Eastman Chemical Co.	5,904	435,892
Ecolab, Inc.	10,781	2,135,069
FMC Corp.	5,617	492,499
International Flavors & Fragrances, Inc.	4,596	563,883
Linde PLC	23,292	4,512,126
LyondellBasell Industries NV, Class A	11,121	994,996
Mosaic Co. (The)	15,295	313,548
PPG Industries, Inc.	10,177	1,206,076
Sherwin-Williams Co. (The)	3,535	1,943,791
Total		20,855,012
Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,694	738,426
Vulcan Materials Co.	5,701	862,219
Total		1,600,645
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Amcor PLC	69,980	682,305
Avery Dennison Corp.	3,623	411,464
Ball Corp.	14,300	1,041,183
International Paper Co.	16,919	707,552
Packaging Corp. of America	4,077	432,570
Sealed Air Corp.	6,662	276,540
WestRock Co.	11,087	404,121
Total		3,955,735
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	62,507	598,192
Newmont Goldcorp Corp.	35,319	1,339,296
Nucor Corp.	13,056	664,681
Total		2,602,169
Total Materials		29,013,561
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.1%
Alexandria Real Estate Equities, Inc.	4,884	752,331
American Tower Corp.	19,067	4,216,286
Apartment Investment & Management Co., Class A	6,417	334,582
AvalonBay Communities, Inc.	6,017	1,295,641
Boston Properties, Inc.	6,191	802,725
Crown Castle International Corp.	17,908	2,489,391
Digital Realty Trust, Inc.	8,977	1,165,304
Duke Realty Corp.	15,570	528,913
Equinix, Inc.	3,651	2,105,897
Equity Residential	15,020	1,295,625
Essex Property Trust, Inc.	2,827	923,440
Extra Space Storage, Inc.	5,539	647,066
Federal Realty Investment Trust	3,002	408,692
HCP, Inc.	21,160	753,931
Host Hotels & Resorts, Inc.	31,440	543,598
Iron Mountain, Inc.	12,372	400,729
Kimco Realty Corp.	18,188	379,765
Macerich Co. (The)	4,751	150,084
Mid-America Apartment Communities, Inc.	4,915	638,999
ProLogis, Inc.	27,193	2,317,388
Public Storage	6,466	1,585,916

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	13,708	1,051,129
Regency Centers Corp.	7,220	501,718
SBA Communications Corp.	4,876	1,175,847
Simon Property Group, Inc.	13,266	2,064,853
SL Green Realty Corp.	3,550	290,213
UDR, Inc.	12,612	611,430
Ventas, Inc.	16,052	1,172,278
Vornado Realty Trust	6,826	434,611
Welltower, Inc.	17,454	1,582,205
Weyerhaeuser Co.	32,092	888,948
Total		33,509,535
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	14,489	768,062
Total Real Estate		34,277,597
Utilities 3.5%
Electric Utilities 2.2%
Alliant Energy Corp.	10,232	551,812
American Electric Power Co., Inc.	21,272	1,992,974
Duke Energy Corp.	31,393	3,009,333
Edison International	15,431	1,163,806
Entergy Corp.	8,568	1,005,541
Evergy, Inc.	10,149	675,517
Eversource Energy	13,944	1,191,794
Exelon Corp.	41,851	2,021,822
FirstEnergy Corp.	23,268	1,122,216
NextEra Energy, Inc.	21,057	4,906,070
Pinnacle West Capital Corp.	4,841	469,916
PPL Corp.	31,111	979,685
Southern Co. (The)	45,025	2,781,194
Xcel Energy, Inc.	22,587	1,465,670
Total		23,337,350
Gas Utilities 0.0%
Atmos Energy Corp.	5,090	579,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	28,602	467,356
NRG Energy, Inc.	10,898	431,561
Total		898,917
Multi-Utilities 1.1%
Ameren Corp.	10,588	847,569
CenterPoint Energy, Inc.	21,638	653,035
CMS Energy Corp.	12,226	781,853
Consolidated Edison, Inc.	14,306	1,351,488
Dominion Energy, Inc.	35,409	2,869,545
DTE Energy Co.	7,896	1,049,852
NiSource, Inc.	16,082	481,174
Public Service Enterprise Group, Inc.	21,783	1,352,289
Sempra Energy	11,823	1,745,193
WEC Energy Group, Inc.	13,594	1,292,789
Total		12,424,787
Water Utilities 0.1%
American Water Works Co., Inc.	7,778	966,261
Total Utilities		38,207,015
Total Common Stocks (Cost $743,690,912)		1,064,379,551

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(d)	16,380,174	16,378,536
Total Money Market Funds (Cost $16,378,536)		16,378,536
Total Investments in Securities (Cost: $760,069,448)		1,080,758,087
Other Assets & Liabilities, Net		537,698
Net Assets		1,081,295,785

At September 30, 2019, securities and/or cash totaling $1,097,453 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	114	12/2019	USD	16,977,450	—	(122,628)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	5,099	650	(110)	5,639	12,050	212,776	15,353	829,497
Columbia Short-Term Cash Fund, 2.073%
	15,474,877	133,051,796	(132,146,499)	16,380,174	(401)	—	295,137	16,378,536
Total					11,649	212,776	310,490	17,208,033

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019